Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB CAPITAL TRUST
Prospectus Date	rr_ProspectusDate	Feb. 28, 2017
Schwab Large-Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Schwab Large-Cap Growth FundTM
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fund fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 84% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	84.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 investment
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To pursue its investment objective, the fund invests primarily in U.S. common stocks. Under normal circumstances, the fund invests at least 80% of its net assets (net assets plus borrowings for investment purposes) in large-cap stocks of U.S. companies. The fund will notify its shareholders at least 60 days before changing this policy. Large-cap stocks generally are those with market capitalizations within the universe of the Russell 1000® Index at the time of purchase by the fund. The market capitalization range of the Russell 1000 Index was $1.978 billion to $549.660 billion, as of May 27, 2016, and will change as market conditions change. The Russell 1000® Growth Index, the fund's comparative index, includes those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted values. The fund invests its assets in companies it believes to have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to have higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

The fund uses a portfolio optimization process to assist in constructing the portfolio. The portfolio managers seek to use the portfolio optimization process to build a portfolio they believe will provide the optimal balance between risk and expected return, subject to parameters such as the number of stocks desired in the portfolio, the level of portfolio turnover, industry and sector diversification, and volatility considerations. The fund approaches risk management from the perspective of the Russell 1000 Growth Index (the Index). The portfolio managers seek to keep the fund's volatility similar to that of the Index.

To aid its stock selection, the fund uses Schwab Equity Ratings®. Schwab Equity Ratings use a scale of "A," "B," "C," "D," and "F," and are assigned to approximately 3,000 of the largest (by market cap) U.S.-traded stocks.

Generally, the fund seeks to invest in stocks that are rated "A" or "B" at the time of purchase, but the fund may purchase "C"-rated stocks for purposes of diversification or managing the fund's volatility relative to the Index, or to manage the liquidity or turnover of the fund, when doing so is in the fund's best interest. If a stock held by the fund is downgraded to a rating below "C," the fund will sell the stock, unless the portfolio managers believe it is necessary to continue holding the stock for purposes of diversification or to help manage the volatility of the fund relative to the Index, or to manage the liquidity or turnover of the fund, when doing so is in the fund's best interest. The portfolio managers will consider the current market environment and any potential negative impact on the fund in determining when to sell a downgraded stock. In addition, the fund may purchase certain stocks that are not rated by Schwab Equity Ratings to the extent the portfolio managers believe the purchases will help to manage the volatility of the fund's portfolio or provide potential for long-term capital growth. For more information on Schwab Equity Ratings, please see the "More about Schwab's research" section in the prospectus.

In addition to using Schwab Equity Ratings, the portfolio managers utilize investment data and analytics to help manage the portfolio.

The fund may invest in derivatives, principally futures contracts, primarily to seek returns on the fund's otherwise uninvested cash assets. A futures contract is a contract to buy or sell a specific financial instrument at a specified price at a specific future time. By using these instruments, the fund potentially can offset the impact on its performance of keeping some assets in cash. The fund may invest in exchange-traded funds and stocks of real estate investment trusts (REITs). The fund also may lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.

The fund may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs may rise, which may lower fund performance and may increase the likelihood of capital gains distributions.

		For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The fund is subject to risks, any of which could cause an investor to lose money. The fund's principal risks include:

Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Management Risk. The fund's investment adviser makes investment decisions for the fund using a strategy based largely on historical information. There is no guarantee that a strategy based on historical information will produce the desired results in the future. In addition, the portfolio optimization process used by the fund to assist in constructing the fund's portfolio does not assure successful investment. Securities selected with the assistance of the process may be negatively impacted by factors or events not foreseen in developing the process. As a result, the fund may have a lower return than if it were managed using another process or strategy.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments the fund's performance could be impacted.

Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.

Growth Investing Risk. Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer's future earnings and revenues. If a company's earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.

Derivatives Risk. The fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The fund's use of derivatives could reduce the fund's performance, increase the fund's volatility, and could cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

Exchange-Traded Fund (ETF) Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF's expenses. In addition, lack of liquidity in the market for an ETF's shares can result in its value being more volatile than the underlying portfolio of securities.

Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

REITs Risk. The fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks, for example, REITs are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences on the fund. In addition, REITs have their own expenses, and the fund will bear a proportionate share of those expenses.

Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.

		For more information on the risks of investing in the fund, please see the "Fund details" section in the prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, any of which could cause an investor to lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.csimfunds.com/schwabfunds_prospectus. On October 7, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund, and the fund no longer offers multiple classes of shares. The performance history of the fund, prior to October 7, 2009, is that of the fund’s former Select Shares.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compared to that of an index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.csimfunds.com/schwabfunds_prospectus
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns (%) as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 14.06% Q1 2012 Worst Quarter: (19.53%) Q4 2008
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns as of 12/31/16
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Schwab Large-Cap Growth Fund | Select Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.72%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.32%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.04%
Less expense reduction	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total annual fund operating expenses	rr_NetExpensesOverAssets	0.99%	[1],[2]
1 year	rr_ExpenseExampleYear01	$ 101
3 years	rr_ExpenseExampleYear03	315
5 years	rr_ExpenseExampleYear05	547
10 years	rr_ExpenseExampleYear10	$ 1,213
2007	rr_AnnualReturn2007	8.31%
2008	rr_AnnualReturn2008	(35.79%)
2009	rr_AnnualReturn2009	27.27%
2010	rr_AnnualReturn2010	13.17%
2011	rr_AnnualReturn2011	1.04%
2012	rr_AnnualReturn2012	13.69%
2013	rr_AnnualReturn2013	32.36%
2014	rr_AnnualReturn2014	13.26%
2015	rr_AnnualReturn2015	3.82%
2016	rr_AnnualReturn2016	4.75%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.53%)
Label	rr_AverageAnnualReturnLabel	Before taxes
1 year	rr_AverageAnnualReturnYear01	4.75%
5 years	rr_AverageAnnualReturnYear05	13.13%
10 years	rr_AverageAnnualReturnYear10	6.49%
Schwab Large-Cap Growth Fund | After taxes on distributions | Select Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After taxes on distributions
1 year	rr_AverageAnnualReturnYear01	3.70%
5 years	rr_AverageAnnualReturnYear05	11.39%
10 years	rr_AverageAnnualReturnYear10	5.63%
Schwab Large-Cap Growth Fund | After taxes on distributions and sale of shares | Select Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After taxes on distributions and sale of shares
1 year	rr_AverageAnnualReturnYear01	3.57%
5 years	rr_AverageAnnualReturnYear05	10.36%
10 years	rr_AverageAnnualReturnYear10	5.16%
Schwab Large-Cap Growth Fund | Comparative Index (reflects no deduction for expenses or taxes) Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Comparative Index (reflects no deduction for expenses or taxes) Russell 1000 Growth Index
1 year	rr_AverageAnnualReturnYear01	7.08%
5 years	rr_AverageAnnualReturnYear05	14.50%
10 years	rr_AverageAnnualReturnYear10	8.33%

[1]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.99% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees. The total annual fund operating expenses shown do not include proxy related expenses. If such expenses had been included, total annual fund operating expenses after expense reduction would have been 1.00%.
[2]	after expense reduction